Summary of Significant Accounting Policies: Property and Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equipment
Property, Plant and Equipment, Useful Life	3 years	3 years
Automobile
Property, Plant and Equipment, Useful Life	5 years	5 years
Furniture And Fixtures
Property, Plant and Equipment, Useful Life	7 years	7 years